UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Charlemagne Capital Limited

Address:   St. Mary's Court
           20 Hill Street
           Douglas
           Isle of Man
           IM1 1EU
           British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jane Bates
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Jane Bates                    British Isles              November 3, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $238,204
                                        (thousands)


List of Other Included Managers:

No.         Form 13F File Number          Name

1.          028-11145                     Charlemagne Capital (IOM) Limited


                                                 FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                 --------          -----      --------  -------   --- ----  ----------  --------  ----     ------ ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105  25,660      481,344 SH        DEFINED     1           481,344
BANCO BRADESCO S A             SP ADR PFD NEW    059460303   3,103      152,336 SH        DEFINED     1           152,336
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT    05967A107     385       28,000 SH        DEFINED     1            28,000
BANCO SANTANDER CHILE NEW      SP ADR REP COM    05965X109   1,354       14,033 SH        DEFINED     1            14,033
CENTRAL EUROPEAN DIST CORP     COM               153435102   3,155      141,337 SH        SOLE        NONE        141,337
CENTRAL EUROPEAN DIST CORP     COM               153435102   4,039      180,968 SH        DEFINED     1           180,968
CHUNGHWA TELECOM CO LTD        SPON ADR NEW10    17133Q106     514       22,918 SH        DEFINED     1            22,918
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD      20441W203   2,937       23,742 SH        DEFINED     1            23,742
COMPANHIA SIDERURGICA NACION   SPONSORED ADR     20440W105     790       44,761 SH        DEFINED     1            44,761
CREDICORP LTD                  COM               G2519Y108   1,065        9,356 SH        DEFINED     1             9,356
CTC MEDIA INC                  COM               12642X106   5,385      245,444 SH        SOLE        NONE        245,444
CTC MEDIA INC                  COM               12642X106   1,417       64,601 SH        DEFINED     1            64,601
ENERSIS S A                    SPONSORED ADR     29274F104   1,419       60,214 SH        DEFINED     1            60,214
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS    344419106   2,315       45,602 SH        DEFINED     1            45,602
GAFISA S A                     SPONS ADR         362607301     373       24,097 SH        DEFINED     1            24,097
GERDAU S A                     SPONSORED ADR     373737105   1,775      130,542 SH        DEFINED     1           130,542
GREAT BASIN GOLD LTD           COM               390124105     613      252,326 SH        DEFINED     1           252,326
GRUPO TELEVISA SA DE CV        SP ADR REP ORD    40049J206   9,422      498,237 SH        DEFINED     1           498,237
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106  30,978    1,281,685 SH        DEFINED     1         1,281,685
MECHEL OAO                     SPONSORED ADR     583840103   6,656      267,467 SH        SOLE        NONE        267,467
MECHEL OAO                     SPONSORED ADR     583840103  18,260      733,795 SH        DEFINED     1           733,795
MECHEL OAO                     SPON ADR PFD      583840509   3,642      441,498 SH        SOLE        NONE        441,498
MECHEL OAO                     SPON ADR PFD      583840509   1,785      216,402 SH        DEFINED     1           216,402
MOBILE TELESYSTEMS OJSC        SPONSORED ADR     607409109  11,603      546,777 SH        SOLE        NONE        546,777
MOBILE TELESYSTEMS OJSC        SPONSORED ADR     607409109   2,537      119,539 SH        DEFINED     1           119,539
PETROCHINA CO LTD              SPONSORED  ADR    71646E100   4,749       40,761 SH        DEFINED     1            40,761
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG    71654V101  20,910      637,513 SH        DEFINED     1           637,513
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408   2,723       75,093 SH        DEFINED     1            75,093
SK TELECOM LTD                 SPONSORED ADR     78440P108   7,638      436,955 SH        DEFINED     1           436,955
VALE S A                       ADR REPSTG PFD    91912E204  61,001    2,200,218 SH        DEFINED     1         2,200,218




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